Vessels, Port Terminals and Other Fixed Assets, net - Balance Sheet Analysis (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Vessels, port terminals and other fixed assets, net
Balance	$ 427,860
Additions	4,734
Additions	(23,105)	$ (24,146)	$ (21,264)
Transfers / Restructuring of capital lease	0	(210)	0
Balance	409,489	427,860
Cost
Vessels, port terminals and other fixed assets, net
Balance	585,483	577,102	476,694
Additions	4,734	8,591	100,455
Write-off			(47)
Transfers / Restructuring of capital lease		(210)
Balance	590,217	585,483	577,102
Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(157,623)	(133,477)	(112,213)
Additions	(23,105)	(24,146)	(21,264)
Balance	(180,728)	(157,623)	(133,477)
Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	427,860	443,625	364,481
Additions			79,191
Write-off			(47)
Additions	(18,371)	(15,555)
Transfers / Restructuring of capital lease		(210)
Balance	409,489	427,860	443,625
Dry Port Terminal | Cost
Vessels, port terminals and other fixed assets, net
Balance	79,651	78,385	75,273
Additions	452	1,266	3,112
Balance	80,103	79,651	78,385
Dry Port Terminal | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(13,619)	(11,446)	(9,317)
Additions	(2,204)	(2,173)	(2,129)
Balance	(15,823)	(13,619)	(11,446)
Dry Port Terminal | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	66,032	66,939	65,956
Additions			983
Additions	(1,752)	(907)
Balance	64,280	66,032	66,939
Oil Storage Plant and Port Facilities for Liquid Cargoes | Cost
Vessels, port terminals and other fixed assets, net
Balance	29,035	28,014	27,757
Additions	1,599	1,021	257
Transfers / Restructuring of capital lease	(1,513)
Balance	29,121	29,035	28,014
Oil Storage Plant and Port Facilities for Liquid Cargoes | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(10,279)	(9,021)	(7,765)
Additions	(1,289)	(1,258)	(1,256)
Balance	(11,568)	(10,279)	(9,021)
Oil Storage Plant and Port Facilities for Liquid Cargoes | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	18,756	18,993	19,992
Additions	310
Additions		(237)	(999)
Transfers / Restructuring of capital lease	(1,513)
Balance	17,553	18,756	18,993
Tanker Vessels, Barges and Pushboats | Cost
Vessels, port terminals and other fixed assets, net
Balance	470,946	464,968	368,628
Additions	738	6,188	96,387
Write-off			(47)
Transfers / Restructuring of capital lease	3,696	(210)
Balance	475,380	470,946	464,968
Tanker Vessels, Barges and Pushboats | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(131,146)	(111,139)	(93,784)
Additions	(18,894)	(20,007)	(17,355)
Balance	(150,040)	(131,146)	(111,139)
Tanker Vessels, Barges and Pushboats | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	339,800	353,829	274,844
Additions			79,032
Write-off			(47)
Additions	(18,156)	(13,819)
Transfers / Restructuring of capital lease	3,696	(210)
Balance	325,340	339,800	353,829
Other Fixed Assets | Cost
Vessels, port terminals and other fixed assets, net
Balance	5,851	5,735	5,036
Additions	1,945	116	699
Transfers / Restructuring of capital lease	(2,183)
Balance	5,613	5,851	5,735
Other Fixed Assets | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(2,579)	(1,871)	(1,347)
Additions	(718)	(708)	(524)
Balance	(3,297)	(2,579)	(1,871)
Other Fixed Assets | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	3,272	3,864	3,689
Additions	1,227		175
Additions		(592)
Transfers / Restructuring of capital lease	(2,183)
Balance	$ 2,316	$ 3,272	$ 3,864